Organization and Business Description (Details)		12 Months Ended
	Mar. 07, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Organization and Business Description [Line Items]
Incorporation date		Jul. 08, 2021
Equivalent of initial capital	€ 25,000		$ 4,117,955
Huhu Deutschland [Member]
Organization and Business Description [Line Items]
Percentage of equity interest	100.00%